Other Gains (Losses)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Gains Net [Abstract]
Other Gains (Losses)
31.	OTHER GAINS (LOSSES)

Other gains (losses) for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
Other Gains (Losses)	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Disposals of property, plants and equipment	5,160	25,844	(10,323)
Other	185	(13,703)	294

Total	5,345	12,141	(10,029)